Shareholder's Equity (Details Narrative) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Common stock shares issued	1,000,000,000	1,000,000,000
Common stock shares outstanding	1,000,000,000	1,000,000,000
Common stock par value	$ 0.00001	$ 0.00001
Subscription receivable	$ 10,000	$ 10,000